7. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade Receivables
Schedule of trade receivables

At each balance sheet date, the Company and its subsidiaries assess whether the receivables have any indications of impairment.

	2019	2018

Credit card companies (note 7.1)	42	38
Credit card companies - related parties (note 11.2)	24	58
Sales vouchers and trade receivables	446	128
Private label credit card	70	53
Receivables from related parties (note 11.2)	12	15
Receivables from suppliers	166	101
Allowance for doubtful accounts (note 7.2)	(32)	(5)
	728	388

Current	727	384
Noncurrent	1	4

Schedule of estimated losses on doubtful accounts
7.2.	Allowance for doubtful accounts on trade receivables
	2019	2018	2017

At the beginning of the year	(5)	(6)	(4)
Allowance booked for the year	(263)	(630)	(740)
Write-offs of receivables	282	771	621
Deconsolidation Via Varejo	(19)	-	-
Assets held for sale and discontinued operations	1	(140)	117
Business combination	(28)	-	-
At the end of the year	(32)	(5)	(6)

Schedule of aging list of gross receivables	The aging list of gross trade receivables is as follows:
			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2019	760	609	79	21	5	46
12.31.2018	393	362	10	5	5	11